STATEMENT OF CASH FLOWS (FY)	6 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (4,563,349)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(3,093)
Change in fair value of warrant liabilities	3,918,000
Transaction costs allocable to warrant liabilities	355,812
Other offering expenses related to warrant liabilities	55,000
Changes in operating assets and liabilities:
Prepaid expenses	(328,114)
Accounts payable and accrued expenses	124,265
Net cash used in operating activities	(441,479)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(132,250,000)
Net cash used in investing activities	(132,250,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	129,832,700
Proceeds from sale of Private Placement Warrants	4,145,000
Proceeds from promissory note - related party	75,000
Repayment of promissory note - related party	(75,000)
Payment of offering costs	(339,752)
Net cash provided by financing activities	133,662,948
Net Change in Cash	971,469
Cash - Beginning of period	0
Cash - End of period	971,469
Non-Cash investing and financing activities:
Measurement adjustment of Class A common stock subject to redemption amount	(13,511,990)
Deferred underwriting fee payable	$ 4,628,750